Quarterly Financial Summary (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Sep. 29, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 30, 2017		Sep. 30, 2017		Jul. 01, 2017		Apr. 01, 2017		Dec. 31, 2016		Sep. 29, 2018		Sep. 30, 2017		Oct. 01, 2016
Quarterly Financial Information [Line Items]
Revenues	$ 14,307		$ 15,228		$ 14,548		$ 15,351		$ 12,779		$ 14,238		$ 13,336		$ 14,784		$ 59,434		$ 55,137		$ 55,632
Segment operating income	3,277	[1]	4,189	[1]	4,237	[1]	3,986	[1]	2,812	[1]	4,011	[1]	3,996	[1]	3,956	[1]	15,689	[2]	14,775	[2]	15,721	[2]
Net Income	2,419		3,059		3,115		4,473		1,865		2,474		2,539		2,488		13,066		9,366		9,790
Net income attributable to Disney	$ 2,322		$ 2,916		$ 2,937		$ 4,423		$ 1,747		$ 2,366		$ 2,388		$ 2,479		$ 12,598		$ 8,980		$ 9,391
Earnings Per Share, Diluted (usd per share)	$ 1.55	[3]	$ 1.95	[4]	$ 1.95	[5]	$ 2.91	[6]	$ 1.13	[3]	$ 1.51	[4]	$ 1.50		$ 1.55		$ 8.36		$ 5.69		$ 5.73
Earnings Per Share, Basic (usd per share)	$ 1.56		$ 1.96		$ 1.95		$ 2.93		$ 1.14		$ 1.51		$ 1.51		$ 1.56		$ 8.40		$ 5.73		$ 5.76

[1]	Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.
[2]	Equity in the income of investees included in segment operating income is as follows: 2018 2017 2016Media Networks$711 $766 $779Parks, Experiences and Consumer Products(23) (25) (3)Direct-to-Consumer & International(580) (421) (182)Equity in the income of investees included in segment operating income108 320 594Impairment of equity investments: Vice(157) — —Villages Nature(53) — —Vice Gain— — 332Equity in the income (loss) of investees, net$(102) $320 $926During fiscal 2018, the Company recorded impairments of Vice and Villages Nature equity method investments. During fiscal 2016, the Company recognized its share of a net gain recorded by A+E, a joint venture owned 50% by the Company, in connection with A+E’s acquisition of an interest in Vice (Vice Gain). These items were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income but were not included in segment operating income.
[3]	Results for the fourth quarter of fiscal 2018 included a gain in connection with the sale of real estate, which had a favorable impact of $0.25 on diluted earnings per share, partially offset by equity investment impairments, which had an adverse impact of $0.11 per diluted earnings per share, and the impact of updating prior-period Tax Act estimate, which had an adverse impact of $0.06 per diluted earnings per share. Results for the fourth quarter of fiscal 2017 included a non-cash net gain in connection with the acquisition of a controlling interest in BAMTech, which had a favorable impact of $0.10 per diluted earnings per share, partially offset by restructuring and impairment charges, which had an adverse impact of $0.04 per diluted earnings per share.
[4]	Results for the third quarter of fiscal 2018 included a net benefit of updating prior-period Tax Act estimate, which had a favorable impact of $0.07 on diluted earnings per share. Results for the third quarter of fiscal 2017 included a charge, net of committed insurance recoveries, incurred in connection with the settlement of litigation, which had an adverse impact of $0.07 on diluted earnings per share.
[5]	Results for the second quarter of fiscal 2018 included a net benefit of updating prior-period Tax Act estimate, which had a favorable impact of $0.09 on diluted earnings per share, and proceeds from legal insurance recoveries, which had a favorable impact of $0.02 on diluted earnings per share. These favorable impacts were partially offset by restructuring and impairment charges, which had an adverse impact of $0.01 per diluted earnings per share.
[6]	Results for the first quarter of fiscal 2018 included an estimated net benefit from the Deferred Remeasurement, partially offset by the Deemed Repatriation Tax as a result of the Tax Act (Tax Act Estimate), which had a favorable impact of $1.00 on diluted earnings per share, and a gain from the sale of property rights, which had a favorable impact of $0.03 on diluted earnings per share. These favorable impacts were partially offset by restructuring and impairment charges, which had an adverse impact of $0.01 on diluted earnings per share.